Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Increase in valuation allowance	$ 4,622,286
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits income tax penalties and interest recognized	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0	0
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 51,800,000	37,800,000
Net tax operating losses, expiration	Expire in varying amounts during the tax years 2023 and 2034.
Federal | Minimum
Income Taxes [Line Items]
Tax years open to examination	2010
Federal | Maximum
Income Taxes [Line Items]
Tax years open to examination	2014
State
Income Taxes [Line Items]
Net operating loss carry forwards	$ 32,500,000	$ 26,300,000
Net tax operating losses, expiration	Expire in varying years from 2023 to 2034.